CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2016 CNY (¥)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 CNY (¥)	Sep. 30, 2014 CNY (¥)
Operating activities:
Net loss attributable to Origin Agritech Limited	¥ (65,578)	$ (9,820)	¥ (13,808)	¥ (9,527)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	31,222	4,675	30,547	28,524
Loss on disposal of plant and equipment	257	38	152	943
Loss on disposal of a subsidiary	0	0	0	2,623
Loss on disposal of an equity method investment	0	0	0	1,498
Allowance for doubtful account	242	36	0	15
Provision for inventories	20,502	3,070	10,965	21,984
Non-controlling interests	(11,255)	(1,685)	(4,006)	(613)
Share-based compensation expense	8,796	1,317	1,612	1,324
Share of net loss of equity method investments	0	0	0	776
Changes in operating assets and liabilities:
Accounts receivable	1,318	197	(1,030)	914
Due from related parties	0	0	2,698	702
Advances to growers	(876)	(131)	(37)	37,714
Advances to suppliers	3,121	467	7,267	(7,983)
Inventories	50,974	7,633	65,841	(67,541)
Income tax recoverable	0	0	0	1,114
Other current assets	40	6	(425)	1,824
Other assets	436	65	930	7,247
Accounts payable	(15)	(2)	(136)	(65)
Due to growers	2,589	388	(606)	(19,933)
Due to related parties	58,291	8,730	30,573	10,181
Advances from customers	(55,703)	(8,342)	(60,098)	(46,926)
Income tax payable	(37)	(6)	37	(39,060)
Deferred revenues	(4,240)	(635)	(7,781)	(3,040)
Other long-term liabilities	7,568	1,134	290	(1,380)
Other payables and accrued expenses	253	39	(10,796)	(6,954)
Net cash provided by (used in) operating activities	47,905	7,174	52,189	(85,639)
Investing activities:
Proceeds from disposal of equity investment	0	0	0	900
Dividends received	0	0	0	3,000
Proceeds from disposal of a subsidiary, net of cash disposed	0	0	0	11,980
Deposits from proposed disposal of commercial seed business (note 25)	10,000	1,497	0	0
Purchase of plant and equipment	(15,714)	(2,353)	(14,747)	(10,502)
Proceeds from disposal of plant and equipment	483	72	172	6,174
Purchase of land use rights	0	0	(900)	(673)
Purchase of intangible assets	(1,250)	(187)	(4,884)	(11,440)
Net cash used in investing activities	(6,481)	(971)	(20,359)	(561)
Financing activities:
Restricted cash	(901)	(135)	(4,610)	(1,320)
Proceeds from short-term borrowings	195,000	29,201	235,000	305,000
Repayment of short-term borrowings	(225,000)	(33,694)	(240,000)	(285,000)
Proceeds from long-term borrowings	6,085	911	33,949	0
Repayment of long-term borrowings	(24,000)	(3,593)	(33,805)	(16,500)
Repurchase of common stock	0	0	0	(1,786)
Net cash provided by (used in) financing activities	(48,816)	(7,310)	(9,466)	394
Net increase (decrease) in cash and cash equivalents	(7,392)	(1,107)	22,364	(85,806)
Cash and cash equivalents, beginning of year	66,025	9,888	46,268	131,978
Effect of exchange rate changes on cash and cash equivalents	(4,124)	(618)	(2,607)	96
Cash and cash equivalents, end of year	54,509	8,163	66,025	46,268
Supplemental disclosures of cash flow information:
Refund of income taxes	0	0	0	586
Income taxes paid	1,436	215	1,258	148
Interest paid, net of interest capitalized	14,251	2,134	18,649	19,743
Supplemental disclosure of non-cash investing activities:
Proceeds from disposal of equity investment	¥ 0	$ 0	¥ 0	¥ 900